LOANS (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate principal balance pledged to secure possible borrowings	$ 423,200,000	$ 393,800,000	$ 357,100,000
Troubled debt restructuring, total	$ 2,000,000		249,000
Re-amortization term of commercial loan	12 months	3 years
Impairment analysis performed and specific reserve	$ 100,000
Unpaid principal balance	9,592,000	$ 7,618,000	13,745,000
Servicing portfolio		294,000
Mortgage and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance	$ 18,600,000	$ 18,800,000	$ 15,600,000